UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2019

Semiannual Report

to Shareholders

DWS Equity 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS Equity 500 Index Fund
3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
14	Notes to Financial Statements
19	Information About Your Fund’s Expenses

Deutsche DWS Equity 500 Index Portfolio
22	Investment Portfolio
39	Statement of Assets and Liabilities
40	Statement of Operations
41	Statements of Changes in Net Assets
42	Financial Highlights
43	Notes to Financial Statements
50	Advisory Agreement Board Considerations and Fee Evaluation
55	Account Management Resources
57	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS Equity 500 Index Fund	|	3

Performance Summary	June 30, 2019 (Unaudited)

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 6/30/19
No Sales Charges		18.43%	10.61%	12.42%
S&P 500® Index†		18.54%	10.42%	12.32%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/19
No Sales Charges	18.40%	10.55%	10.46%	14.43%
S&P 500® Index†	18.54%	10.42%	10.71%	14.70%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/19
No Sales Charges	18.43%	10.61%	10.51%	14.49%
S&P 500® Index†	18.54%	10.42%	10.71%	14.70%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.23%, 0.34% and 0.33% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS Equity 500 Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor’s,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund’s investment advisor.

‡	Total returns shown for periods less than one year are not annualized.

	Class R6	Class S	Institutional Class

Net Asset Value
6/30/19	$197.44	$194.23	$197.47
12/31/18	$172.91	$170.17	$172.92

Distribution Information as of 6/30/19
Income Dividends, Six Months	$1.66	$1.57	$1.65
Capital Gain Distributions, Six Months	$5.65	$5.65	$5.65

DWS Equity 500 Index Fund	|	5

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/19	12/31/18
Information Technology	21%	20%
Health Care	14%	16%
Financials	13%	13%
Communication Services	10%	10%
Consumer Discretionary	10%	10%
Industrials	9%	9%
Consumer Staples	7%	8%
Energy	5%	5%
Utilities	5%	3%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

6	|	DWS Equity 500 Index Fund

Ten Largest Equity Holdings at June 30, 2019 (22.4% of Net Assets)
1	Microsoft Corp.	4.1%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	3.5%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3	Amazon.com, Inc.	3.1%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	2.6%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
5	Facebook, Inc.	1.9%
	Operates a social networking web site
6	Berkshire Hathaway, Inc.	1.7%
	Holding company of insurance business and a variety of other businesses
7	Johnson & Johnson	1.5%
	Provider of health care products
8	JPMorgan Chase & Co.	1.5%
	Provider of global financial services
9	Exxon Mobil Corp.	1.3%
	Explorer and producer of oil and gas
10	Visa, Inc.	1.2%
	Operates a retail electronic payments network and manages global financial services

Portfolio holdings and characteristics are subject to change.

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2019 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.

For more complete details about the Portfolio’s investment portfolio, see page 22. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 55 for contact information.

DWS Equity 500 Index Fund	|	7

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$624,424,290
Receivable for Fund shares sold	346,187
Other assets	31,360
Total assets	624,801,837

Liabilities
Payable for Fund shares redeemed	18,034,242
Accrued Trustees’ fees	1,541
Other accrued expenses and payables	229,072
Total liabilities	18,264,855
Net assets, at value	$606,536,982

Net Assets Consist of
Distributable earnings (loss)	442,889,991
Paid-in capital	163,646,991
Net assets, at value	$606,536,982

Net Asset Value
Class R6

Net Asset Value, offering and redemption price per share ($5,609,649 ÷ 28,412 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$197.44
Class S

Net Asset Value, offering and redemption price per share ($348,221,302 ÷ 1,792,813 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$194.23
Institutional Class

Net Asset Value, offering and redemption price per share ($252,706,031 ÷ 1,279,749 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$197.47

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:

Dividends (net of foreign taxes withheld of $21,024)	$6,132,892
Interest	10,305
Income distributions — DWS Central Cash Management Government Fund	74,993
Securities lending income, net of borrower rebates	7,619
Expenses	(310,495)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	5,915,314
Expenses:

Administration fee	300,683
Services to shareholders	349,045
Professional fees	24,937
Reports to shareholders	27,444
Registration fees	26,237
Trustees’ fees and expenses	2,987
Other	5,873
Total expenses before expense reductions	737,206
Expense reductions	(236,634)
Total expenses after expense reductions	500,572
Net investment income (loss)	5,414,742

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	14,564,841
Futures	1,192,270
15,757,111
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	79,471,406
Futures	(256,394)
79,215,012
Net gain (loss)	94,972,123
Net increase (decrease) in net assets resulting from operations	$100,386,865

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Operations:

Net investment income (loss)	$5,414,742	$11,896,300
Net realized gain (loss)	15,757,111	72,219,910
Change in net unrealized appreciation (depreciation)	79,215,012	(105,768,876)
Net increase (decrease) in net assets resulting from operations	100,386,865	(21,652,666)
Distributions to shareholders:

Class R6	(199,249)	(819,832)
Class S	(13,274,783)	(64,679,342)
Institutional Shares	(9,100,410)	(46,814,789)
Total distributions	(22,574,442)	(112,313,963)
Fund share transactions:

Proceeds from shares sold	57,749,200	120,012,694
Reinvestment of distributions	20,947,210	100,368,066
Payments for shares redeemed	(100,691,568)	(279,313,554)
Net increase (decrease) in net assets from Fund share transactions	(21,995,158)	(58,932,794)
Increase (decrease) in net assets	55,817,265	(192,899,423)
Net assets at beginning of period	550,719,717	743,619,140

Net assets at end of period	$606,536,982	$550,719,717

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index Fund

Financial Highlights

	Six Months Ended 6/30/19		Year Ended	Period Ended
Class R6	(Unaudited)		12/31/18	12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$172.91		$220.83	$221.70
Income (loss) from investment operations:

Net investment income[b]	1.75		4.09	3.10
Net realized and unrealized gain (loss)	30.09		(12.67)[e]	28.65
Total from investment operations	31.84		(8.58)	31.75
Less distributions from:

Net investment income	(1.66)		(3.78)	(3.08)
Net realized gains	(5.65)		(35.56)	(29.54)
Total distributions	(7.31)		(39.34)	(32.62)
Net asset value, end of period	$197.44		$172.91	$220.83
Total Return (%)	18.43	**	(4.23)[e]	14.62	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		4	.01
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	*	.23	.43	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	*	.23	.24	*
Ratio of net investment income (%)	1.83	*	1.82	1.80	*
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

[e]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	11

	Six Months Ended 6/30/19		Years Ended December 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$170.17		$217.91	$207.59	$207.73	$222.55	$206.91
Income (loss) from investment operations:

Net investment income[a]	1.68		3.80	3.90	4.10	4.00	3.76
Net realized and unrealized gain (loss)	29.60		(12.38)[c]	39.77	19.82	(1.51)	23.16
Total from investment operations	31.28		(8.58)	43.67	23.92	2.49	26.92
Less distributions from:

Net investment income	(1.57)		(3.60)	(3.81)	(4.06)	(3.37)	(4.09)
Net realized gains	(5.65)		(35.56)	(29.54)	(20.00)	(13.94)	(7.19)
Total distributions	(7.22)		(39.16)	(33.35)	(24.06)	(17.31)	(11.28)
Net asset value, end of period	$194.23		$170.17	$217.91	$207.59	$207.73	$222.55
Total Return (%)[b]	18.40	**	(4.27)[c]	21.42	11.55	1.13	13.28

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	348		329	409	416	429	422
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.39	*	.34	.37	.36	.35	.32
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	*	.29	.29	.30	.30	.31

Ratio of net investment income (%)	1.78	*	1.71	1.75	1.94	1.81	1.74
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	3	3	2

[a]	Based on average shares outstanding during period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index Fund

	Six Months Ended 6/30/19		Years Ended December 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$172.92		$220.85	$210.06	$209.98	$224.82	$208.96
Income (loss) from investment operations:

Net investment income[a]	1.75		3.94	4.06	4.26	4.12	3.90
Net realized and unrealized gain (loss)	30.10		(12.55)[c]	40.24	20.03	(1.49)	23.41
Total from investment operations	31.85		(8.61)	44.30	24.29	2.63	27.31
Less distributions from:

Net investment income	(1.65)		(3.76)	(3.97)	(4.21)	(3.53)	(4.26)
Net realized gains	(5.65)		(35.56)	(29.54)	(20.00)	(13.94)	(7.19)
Total distributions	(7.30)		(39.32)	(33.51)	(24.21)	(17.47)	(11.45)
Net asset value, end of period	$197.47		$172.92	$220.85	$210.06	$209.98	$224.82
Total Return (%)[b]	18.43	**	(4.23)[c]	21.48	11.60	1.18	13.35

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	253		217	335	374	417	541
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	*	.33	.30	.28	.27	.26
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	*	.24	.24	.25	.25	.25
Ratio of net investment income (%)	1.83	*	1.75	1.80	1.99	1.84	1.79

Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	3	3	2

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (the “Fund”) is a diversified series of Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2019, the Fund owned approximately 38% of the Portfolio.

The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an

14	|	DWS Equity 500 Index Fund

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS Equity 500 Index Fund	|	15

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2019 through April 30, 2020 the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class R6	.24%
Class S	.29%
Institutional Class	.24%

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class S	$171,733
Institutional Class	64,901
$236,634

16	|	DWS Equity 500 Index Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $300,683, of which $50,465 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DSC was as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class R6	$98	$23
Class S	13,802	3,975
Institutional Class	3,440	791
	$17,340	$4,789

In addition, for the six months ended June 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$255,794
Institutional Class	67,175
$322,969

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,359, of which $11,274 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Equity 500 Index Fund	|	17

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class R6	2,802	$536,060	22,727	$5,041,362
Class S	153,076	28,540,174	200,205	43,673,352
Institutional Shares	148,595	28,672,966	332,253	71,297,980
		$57,749,200		$120,012,694

Shares issued to shareholders in reinvestment of distributions
Class R6	1,009	$199,249	4,587	$819,832
Class S	67,586	13,128,677	361,872	63,968,279
Institutional Shares	38,583	7,619,284	198,202	35,579,955
		$20,947,210		$100,368,066

Shares redeemed
Class R6	(1,029)	$(200,968)	(1,736)	$(397,711)
Class S	(363,296)	(69,131,548)	(503,250)	(109,626,858)
Institutional Shares	(161,921)	(31,359,052)	(791,372)	(169,288,985)
		$(100,691,568)		$(279,313,554)

Net increase (decrease)
Class R6	2,782	$534,341	25,578	$5,463,483
Class S	(142,634)	(27,462,697)	58,827	(1,985,227)
Institutional Shares	25,257	4,933,198	(260,917)	(62,411,050)
		$(21,995,158)		$(58,932,794)

18	|	DWS Equity 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class S and Institutional Class shares; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Equity 500 Index Fund	|	19

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,184.30	$1,184.00	$1,184.30
Expenses Paid per $1,000**	$1.30	$1.57	$1.30

Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,023.60	$1,023.36	$1,023.60
Expenses Paid per $1,000**	$1.20	$1.45	$1.20

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.24%	.29%	.24%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

20	|	DWS Equity 500 Index Fund

(The following financial statements of the

Deutsche DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	21

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Communication Services 10.0%

Diversified Telecommunication Services 2.0%

AT&T, Inc.	478,078	16,020,394

CenturyLink, Inc.	63,470	746,407

Verizon Communications, Inc.	270,926	15,478,002

		32,244,803

Entertainment 2.0%

Activision Blizzard, Inc.	50,198	2,369,346

Electronic Arts, Inc.*	19,442	1,968,697

Netflix, Inc.*	28,646	10,522,249

Take-Two Interactive Software, Inc.*	7,474	848,523

Viacom, Inc. “B”	23,128	690,833

Walt Disney Co.	114,357	15,968,811

		32,368,459

Interactive Media & Services 4.6%

Alphabet, Inc. “A”*	19,618	21,242,371

Alphabet, Inc. “C”*	20,079	21,703,592

Facebook, Inc. “A”*	157,406	30,379,358

TripAdvisor, Inc.*	6,877	318,336

Twitter, Inc.*	47,768	1,667,103

		75,310,760

Media 1.4%

CBS Corp. “B”	23,078	1,151,592

Charter Communications, Inc. “A”*	11,268	4,452,888

Comcast Corp. “A”	296,698	12,544,392

Discovery, Inc. “C”*	23,286	662,487

Discovery, Inc. “A”*	10,392	319,034

DISH Network Corp. “A”*	14,901	572,347

Fox Corp. “A”	23,394	857,156

Fox Corp. “B”	10,837	395,876

Interpublic Group of Companies, Inc.	25,820	583,274

News Corp. “A”	25,299	341,284

News Corp. “B”	8,422	117,571

Omnicom Group, Inc.	14,417	1,181,473

		23,179,374

Consumer Discretionary 10.0%

Auto Components 0.1%

Aptiv PLC	16,964	1,371,200

BorgWarner, Inc.	13,410	562,952

		1,934,152

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 0.4%

Ford Motor Co.	256,938	2,628,476

General Motors Co.	86,402	3,329,069

Harley-Davidson, Inc.	10,331	370,160

		6,327,705

Distributors 0.1%

Genuine Parts Co.	9,673	1,001,929

LKQ Corp.*	20,506	545,665

		1,547,594

Diversified Consumer Services 0.0%
H&R Block, Inc.	13,181	386,203

Hotels, Restaurants & Leisure 1.9%

Carnival Corp.	26,425	1,230,084

Chipotle Mexican Grill, Inc.*	1,612	1,181,403

Darden Restaurants, Inc.	8,043	979,074

Hilton Worldwide Holdings, Inc.	19,053	1,862,240

Marriott International, Inc. “A”	18,096	2,538,688

McDonald’s Corp.	50,009	10,384,869

MGM Resorts International	33,831	966,552

Norwegian Cruise Line Holdings Ltd.*	14,084	755,325

Royal Caribbean Cruises Ltd.	11,254	1,364,097

Starbucks Corp.	79,310	6,648,557

Wynn Resorts Ltd.	6,394	792,792

Yum! Brands, Inc.	20,015	2,215,060

		30,918,741

Household Durables 0.3%

D.R. Horton, Inc.	22,502	970,511

Garmin Ltd.	8,063	643,427

Leggett & Platt, Inc.	8,592	329,675

Lennar Corp. “A”	18,678	905,136

Mohawk Industries, Inc.*	4,025	593,567

Newell Brands, Inc.	25,886	399,162

PulteGroup, Inc.	16,543	523,090

Whirlpool Corp.	4,063	578,409

		4,942,977

Internet & Direct Marketing Retail 3.7%

Amazon.com, Inc.*	27,094	51,306,011

Booking Holdings, Inc.*	2,836	5,316,678

eBay, Inc.	53,689	2,120,715

Expedia Group, Inc.	7,741	1,029,785

		59,773,189

Leisure Products 0.0%
Hasbro, Inc.	7,582	801,266

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Multiline Retail 0.5%

Dollar General Corp.	16,911	2,285,691

Dollar Tree, Inc.*	15,478	1,662,183

Kohl’s Corp.	10,584	503,269

Macy’s, Inc.	20,452	438,900

Nordstrom, Inc. (a)	7,113	226,620

Target Corp.	33,558	2,906,458

		8,023,121

Specialty Retail 2.3%

Advance Auto Parts, Inc.	4,767	734,785

AutoZone, Inc.*	1,606	1,765,749

Best Buy Co., Inc.	15,219	1,061,221

CarMax, Inc.*	10,887	945,318

Foot Locker, Inc.	7,341	307,735

Home Depot, Inc.	72,077	14,989,854

L Brands, Inc.	15,157	395,598

Lowe’s Companies, Inc.	51,288	5,175,472

O’Reilly Automotive, Inc.*	5,126	1,893,134

Ross Stores, Inc.	24,064	2,385,223

The Gap, Inc.	13,867	249,190

Tiffany & Co.	7,122	666,904

TJX Companies, Inc.	79,416	4,199,518

Tractor Supply Co.	7,861	855,277

Ulta Salon, Cosmetics & Fragrance, Inc.*	3,637	1,261,639

		36,886,617

Textiles, Apparel & Luxury Goods 0.7%

Capri Holdings Ltd.*	9,599	332,893

Hanesbrands, Inc.	23,714	408,355

NIKE, Inc. “B”	82,375	6,915,381

PVH Corp.	4,798	454,083

Ralph Lauren Corp.	3,492	396,656

Tapestry, Inc.	19,142	607,376

Under Armour, Inc. “A”*	12,016	304,606

Under Armour, Inc. “C”*	12,584	279,365

VF Corp.	21,416	1,870,687

		11,569,402

Consumer Staples 7.1%

Beverages 1.8%

Brown-Forman Corp. “B”	10,780	597,535

Coca-Cola Co.	251,577	12,810,301

Constellation Brands, Inc. “A”	10,961	2,158,659

Molson Coors Brewing Co. “B”	12,440	696,640

Monster Beverage Corp.*	25,517	1,628,750

PepsiCo, Inc.	91,850	12,044,291

		29,936,176

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	28,817	7,615,180

Kroger Co.	52,642	1,142,858

Sysco Corp.	30,862	2,182,561

Walgreens Boots Alliance, Inc.	50,941	2,784,944

Walmart, Inc.	91,648	10,126,188

		23,851,731

Food Products 1.1%

Archer-Daniels-Midland Co.	36,414	1,485,691

Campbell Soup Co.	12,362	495,345

Conagra Brands, Inc.	31,815	843,734

General Mills, Inc.	39,374	2,067,922

Hormel Foods Corp. (a)	18,011	730,166

Kellogg Co.	16,289	872,602

Kraft Heinz Co.	41,063	1,274,596

Lamb Weston Holdings, Inc.	9,641	610,854

McCormick & Co., Inc.	8,003	1,240,545

Mondelez International, Inc. “A”	94,350	5,085,465

The Hershey Co.	9,126	1,223,158

The JM Smucker Co.	7,428	855,631

Tyson Foods, Inc. “A”	19,316	1,559,574

		18,345,283

Household Products 1.7%

Church & Dwight Co., Inc.	16,263	1,188,175

Clorox Co.	8,341	1,277,090

Colgate-Palmolive Co.	56,227	4,029,789

Kimberly-Clark Corp.	22,517	3,001,066

Procter & Gamble Co.	164,304	18,015,933

		27,512,053

Personal Products 0.2%

Coty, Inc. “A”	19,939	267,183

Estee Lauder Companies, Inc. “A”	14,365	2,630,375

		2,897,558

Tobacco 0.8%

Altria Group, Inc.	122,566	5,803,500

Philip Morris International, Inc.	101,922	8,003,935

		13,807,435

Energy 5.0%

Energy Equipment & Services 0.5%

Baker Hughes a GE Co.	33,738	830,967

Halliburton Co.	56,810	1,291,860

Helmerich & Payne, Inc.	7,270	368,007

National Oilwell Varco, Inc.	25,832	574,245

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)

Schlumberger Ltd.	90,851	3,610,419

TechnipFMC PLC	27,081	702,481

		7,377,979

Oil, Gas & Consumable Fuels 4.5%

Anadarko Petroleum Corp.	32,893	2,320,930

Apache Corp.	24,241	702,262

Cabot Oil & Gas Corp.	28,035	643,684

Chevron Corp.	124,784	15,528,121

Cimarex Energy Co.	6,738	399,766

Concho Resources, Inc.	13,221	1,364,143

ConocoPhillips	74,026	4,515,586

Devon Energy Corp.	27,552	785,783

Diamondback Energy, Inc.	10,115	1,102,232

EOG Resources., Inc.	38,016	3,541,571

Exxon Mobil Corp.	277,164	21,239,077

Hess Corp.	16,613	1,056,088

HollyFrontier Corp.	10,494	485,662

Kinder Morgan, Inc.	127,444	2,661,031

Marathon Oil Corp.	52,756	749,663

Marathon Petroleum Corp.	43,408	2,425,639

Noble Energy, Inc.	31,571	707,190

Occidental Petroleum Corp.	48,996	2,463,519

ONEOK, Inc.	27,149	1,868,123

Phillips 66	27,356	2,558,880

Pioneer Natural Resources Co.	11,089	1,706,153

Valero Energy Corp.	27,333	2,339,978

Williams Companies, Inc.	79,338	2,224,637

		73,389,718

Financials 12.9%

Banks 5.4%

Bank of America Corp.	579,392	16,802,368

BB&T Corp.	50,225	2,467,554

Citigroup, Inc.	151,536	10,612,066

Citizens Financial Group, Inc.	30,118	1,064,972

Comerica, Inc.	10,090	732,938

Fifth Third Bancorp.	47,740	1,331,946

First Republic Bank	10,772	1,051,886

Huntington Bancshares, Inc.	67,864	937,880

JPMorgan Chase & Co.	212,544	23,762,419

KeyCorp	65,489	1,162,430

M&T Bank Corp.	8,969	1,525,358

People’s United Financial, Inc.	26,089	437,773

PNC Financial Services Group, Inc.	29,599	4,063,351

Regions Financial Corp.	65,706	981,648

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

SunTrust Banks, Inc.	28,911	1,817,056

SVB Financial Group*	3,450	774,836

U.S. Bancorp.	98,080	5,139,392

Wells Fargo & Co.	265,021	12,540,794

Zions Bancorp. NA	12,199	560,910

		87,767,577

Capital Markets 2.6%

Affiliated Managers Group, Inc.	3,279	302,127

Ameriprise Financial, Inc.	8,784	1,275,085

Bank of New York Mellon Corp.	57,679	2,546,528

BlackRock, Inc.	7,797	3,659,132

Cboe Global Markets, Inc.	7,321	758,675

Charles Schwab Corp.	77,863	3,129,314

CME Group, Inc.	23,450	4,551,879

E*TRADE Financial Corp.	16,110	718,506

Franklin Resources., Inc.	19,057	663,184

Intercontinental Exchange, Inc.	36,939	3,174,538

Invesco Ltd.	25,825	528,379

MarketAxess Holdings, Inc.	2,469	793,586

Moody’s Corp.	10,815	2,112,278

Morgan Stanley	83,805	3,671,497

MSCI, Inc.	5,596	1,336,269

Nasdaq, Inc.	7,546	725,699

Northern Trust Corp.	14,371	1,293,390

Raymond James Financial, Inc.	8,382	708,698

S&P Global, Inc.	16,128	3,673,797

State Street Corp.	24,471	1,371,844

T. Rowe Price Group, Inc.	15,432	1,693,045

The Goldman Sachs Group., Inc.	22,298	4,562,171

		43,249,621

Consumer Finance 0.7%

American Express Co.	44,879	5,539,864

Capital One Financial Corp.	30,705	2,786,171

Discover Financial Services	21,264	1,649,874

Synchrony Financial	41,591	1,441,960

		11,417,869

Diversified Financial Services 1.7%

Berkshire Hathaway, Inc. “B”*	126,948	27,061,505

Jefferies Financial Group, Inc.	16,594	319,103

		27,380,608

Insurance 2.5%

Aflac, Inc.	48,832	2,676,482

Allstate Corp.	21,763	2,213,079

American International Group, Inc.	56,988	3,036,321

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)

Aon PLC	15,760	3,041,365

Arthur J. Gallagher & Co.	12,096	1,059,489

Assurant, Inc.	4,102	436,371

Chubb Ltd.	29,994	4,417,816

Cincinnati Financial Corp.	9,921	1,028,510

Everest Re Group Ltd.	2,633	650,825

Hartford Financial Services Group, Inc.	23,638	1,317,109

Lincoln National Corp.	13,187	849,902

Loews Corp.	17,603	962,356

Marsh & McLennan Companies, Inc.	33,492	3,340,827

MetLife, Inc.	62,283	3,093,596

Principal Financial Group, Inc.	16,942	981,281

Progressive Corp.	38,260	3,058,122

Prudential Financial, Inc.	26,613	2,687,913

The Travelers Companies, Inc.	17,159	2,565,614

Torchmark Corp.	6,753	604,123

Unum Group	14,087	472,619

Willis Towers Watson PLC	8,435	1,615,640

		40,109,360

Health Care 13.9%

Biotechnology 2.1%

AbbVie, Inc.	96,867	7,044,168

Alexion Pharmaceuticals, Inc.*	14,703	1,925,799

Amgen, Inc.	39,976	7,366,777

Biogen., Inc.*	12,711	2,972,722

Celgene Corp.*	46,220	4,272,577

Gilead Sciences, Inc.	83,338	5,630,315

Incyte Corp.*	11,529	979,504

Regeneron Pharmaceuticals, Inc.*	5,119	1,602,247

Vertex Pharmaceuticals, Inc.*	16,792	3,079,317

		34,873,426

Health Care Equipment & Supplies 3.5%

Abbott Laboratories	115,570	9,719,437

ABIOMED, Inc.*	2,973	774,437

Align Technology, Inc.*	4,771	1,305,823

Baxter International, Inc.	31,077	2,545,206

Becton, Dickinson & Co.	17,671	4,453,269

Boston Scientific Corp.*	91,107	3,915,779

Danaher Corp.	41,270	5,898,308

DENTSPLY SIRONA, Inc.	15,524	905,981

Edwards Lifesciences Corp.*	13,661	2,523,733

Hologic, Inc.*	17,416	836,316

IDEXX Laboratories, Inc.*	5,660	1,558,368

Intuitive Surgical, Inc.*	7,548	3,959,303

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Medtronic PLC	87,824	8,553,179

ResMed, Inc.	9,395	1,146,472

Stryker Corp.	20,287	4,170,601

Teleflex, Inc.	3,019	999,742

The Cooper Companies, Inc.	3,250	1,094,893

Varian Medical Systems, Inc.*	6,030	820,864

Zimmer Biomet Holdings, Inc.	13,416	1,579,600

		56,761,311

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.	10,279	876,388

Anthem, Inc.	16,850	4,755,238

Cardinal Health, Inc.	19,630	924,573

Centene Corp.*	27,078	1,419,970

Cigna Corp.	24,862	3,917,008

CVS Health Corp.	85,112	4,637,753

DaVita, Inc.*	8,399	472,528

HCA Healthcare, Inc.	17,497	2,365,069

Henry Schein, Inc.*	9,620	672,438

Humana, Inc.	8,848	2,347,374

Laboratory Corp. of America Holdings*	6,455	1,116,069

McKesson Corp.	12,448	1,672,887

Quest Diagnostics, Inc.	8,769	892,772

UnitedHealth Group, Inc.	62,261	15,192,307

Universal Health Services, Inc. “B”	5,368	699,934

WellCare Health Plans, Inc.*	3,304	941,871

		42,904,179

Health Care Technology 0.1%
Cerner Corp.	21,286	1,560,264

Life Sciences Tools & Services 1.1%

Agilent Technologies, Inc.	20,694	1,545,221

Illumina, Inc.*	9,633	3,546,389

IQVIA Holdings, Inc.*	10,283	1,654,535

Mettler-Toledo International, Inc.*	1,639	1,376,760

PerkinElmer, Inc.	7,193	692,973

Thermo Fisher Scientific, Inc.	26,209	7,697,059

Waters Corp.*	4,557	980,849

		17,493,786

Pharmaceuticals 4.5%

Allergan PLC	20,187	3,379,909

Bristol-Myers Squibb Co.	107,170	4,860,160

Eli Lilly & Co.	56,605	6,271,268

Johnson & Johnson	173,941	24,226,503

Merck & Co., Inc.	168,668	14,142,812

Mylan NV*	34,069	648,674

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)

Nektar Therapeutics*	11,368	404,473

Perrigo Co. PLC	8,236	392,198

Pfizer, Inc.	363,713	15,756,047

Zoetis, Inc.	31,363	3,559,387

		73,641,431

Industrials 9.2%

Aerospace & Defense 2.5%

Arconic, Inc.	25,744	664,710

Boeing Co.	34,282	12,478,991

General Dynamics Corp.	17,808	3,237,850

Huntington Ingalls Industries, Inc.	2,705	607,922

L3 Technologies, Inc.	5,175	1,268,755

L3Harris Technologies, Inc.	7,744	1,464,623

Lockheed Martin Corp.	16,113	5,857,720

Northrop Grumman Corp.	11,130	3,596,214

Raytheon Co.	18,261	3,175,223

Textron, Inc.	15,485	821,324

TransDigm Group, Inc.*	3,193	1,544,773

United Technologies Corp.	53,154	6,920,651

		41,638,756

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide, Inc.	9,077	765,645

Expeditors International of Washington, Inc.	11,390	864,045

FedEx Corp.	15,700	2,577,783

United Parcel Service, Inc. “B”	45,680	4,717,374

		8,924,847

Airlines 0.4%

Alaska Air Group, Inc.	8,202	524,190

American Airlines Group, Inc.	25,944	846,034

Delta Air Lines, Inc.	38,999	2,213,193

Southwest Airlines Co.	32,001	1,625,011

United Continental Holdings, Inc.*	14,469	1,266,761

		6,475,189

Building Products 0.3%

A.O. Smith Corp.	9,057	427,128

Allegion PLC	6,151	679,993

Fortune Brands Home & Security, Inc.	9,262	529,138

Johnson Controls International PLC	52,125	2,153,284

Masco Corp.	19,398	761,177

		4,550,720

Commercial Services & Supplies 0.4%

Cintas Corp.	5,601	1,329,061

Copart, Inc.*	13,333	996,509

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Republic Services, Inc.	14,047	1,217,032

Rollins, Inc.	9,646	346,002

Waste Management, Inc.	25,597	2,953,126

		6,841,730

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	7,405	624,908

Quanta Services, Inc.	9,548	364,638

		989,546

Electrical Equipment 0.5%

AMETEK, Inc.	15,043	1,366,506

Eaton Corp. PLC	27,705	2,307,273

Emerson Electric Co.	40,256	2,685,880

Rockwell Automation, Inc.	7,754	1,270,338

		7,629,997

Industrial Conglomerates 1.4%

3M Co.	37,775	6,547,918

General Electric Co.	571,359	5,999,270

Honeywell International, Inc.	47,690	8,326,197

Roper Technologies, Inc.	6,809	2,493,864

		23,367,249

Machinery 1.6%

Caterpillar, Inc.	37,481	5,108,285

Cummins, Inc.	9,459	1,620,705

Deere & Co.	20,776	3,442,791

Dover Corp.	9,418	943,684

Flowserve Corp.	8,627	454,557

Fortive Corp.	19,340	1,576,597

Illinois Tool Works, Inc.	19,652	2,963,718

Ingersoll-Rand PLC	15,787	1,999,739

PACCAR, Inc.	22,716	1,627,829

Parker-Hannifin Corp.	8,425	1,432,334

Pentair PLC	10,620	395,064

Snap-on, Inc.	3,603	596,801

Stanley Black & Decker, Inc.	9,980	1,443,208

Wabtec Corp.	10,444	749,461

Xylem, Inc.	11,775	984,861

		25,339,634

Professional Services 0.3%

Equifax, Inc.	7,903	1,068,802

IHS Markit Ltd.*	23,743	1,512,904

Nielsen Holdings PLC	22,858	516,591

Robert Half International, Inc.	7,561	431,052

Verisk Analytics, Inc.	10,698	1,566,829

		5,096,178

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Road & Rail 1.0%

CSX Corp.	50,358	3,896,198

J.B. Hunt Transport Services, Inc.	5,681	519,300

Kansas City Southern	6,588	802,550

Norfolk Southern Corp.	17,423	3,472,927

Union Pacific Corp.	46,370	7,841,631

		16,532,606

Trading Companies & Distributors 0.2%

Fastenal Co.	37,247	1,213,880

United Rentals, Inc.*	5,089	674,954

W.W. Grainger, Inc.	2,912	781,086

		2,669,920

Information Technology 21.1%

Communications Equipment 1.2%

Arista Networks, Inc.*	3,479	903,218

Cisco Systems, Inc.	280,484	15,350,889

F5 Networks, Inc.*	3,835	558,491

Juniper Networks, Inc.	22,467	598,296

Motorola Solutions, Inc.	10,812	1,802,685

		19,213,579

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. “A”	19,580	1,878,505

Corning, Inc.	51,399	1,707,989

FLIR Systems, Inc.	9,059	490,092

IPG Photonics Corp.*	2,314	356,934

Keysight Technologies, Inc.*	12,379	1,111,758

TE Connectivity Ltd.	22,081	2,114,918

		7,660,196

IT Services 5.2%

Accenture PLC “A”	41,797	7,722,832

Akamai Technologies, Inc.*	10,645	853,090

Alliance Data Systems Corp.	2,873	402,594

Automatic Data Processing, Inc.	28,528	4,716,534

Broadridge Financial Solutions, Inc.	7,609	971,517

Cognizant Technology Solutions Corp. “A”	37,314	2,365,334

DXC Technology Co.	17,361	957,459

Fidelity National Information Services, Inc.	21,211	2,602,165

Fiserv, Inc.*	25,697	2,342,539

FleetCor Technologies, Inc.*	5,606	1,574,445

Gartner, Inc.*	5,905	950,351

Global Payments, Inc.	10,255	1,642,133

International Business Machines Corp.	58,100	8,011,990

Jack Henry & Associates, Inc.	5,087	681,251

MasterCard, Inc. “A”	58,891	15,578,436

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Paychex, Inc.	21,088	1,735,332

PayPal Holdings, Inc.*	76,986	8,811,818

Total System Services, Inc.	10,601	1,359,790

VeriSign, Inc.*	6,878	1,438,602

Visa, Inc. “A”	113,941	19,774,461

Western Union Co.	28,520	567,263

		85,059,936

Semiconductors & Semiconductor Equipment 3.7%

Advanced Micro Devices, Inc.*	58,007	1,761,673

Analog Devices, Inc.	24,231	2,734,953

Applied Materials, Inc.	61,370	2,756,127

Broadcom, Inc.	25,936	7,465,937

Intel Corp.	293,328	14,041,611

KLA-Tencor Corp.	10,604	1,253,393

Lam Research Corp.	9,830	1,846,467

Maxim Integrated Products, Inc.	17,685	1,057,917

Microchip Technology, Inc.	15,628	1,354,948

Micron Technology, Inc.*	72,566	2,800,322

NVIDIA Corp.	39,905	6,553,598

Qorvo, Inc.*	7,712	513,696

QUALCOMM., Inc.	79,651	6,059,051

Skyworks Solutions, Inc.	11,321	874,774

Texas Instruments, Inc.	61,492	7,056,822

Xilinx, Inc.	16,643	1,962,542

		60,093,831

Software 6.6%

Adobe, Inc.*	31,975	9,421,434

ANSYS, Inc.*	5,499	1,126,305

Autodesk, Inc.*	14,316	2,332,076

Cadence Design Systems, Inc.*	18,421	1,304,391

Citrix Systems, Inc.	8,118	796,700

Fortinet, Inc.*	9,382	720,819

Intuit, Inc.	16,990	4,439,997

Microsoft Corp.	502,035	67,252,609

Oracle Corp.	158,992	9,057,774

Red Hat, Inc.*	11,645	2,186,465

salesforce.com, Inc.*	50,890	7,721,540

Symantec Corp.	40,542	882,194

Synopsys, Inc.*	9,895	1,273,388

		108,515,692

Technology Hardware, Storage & Peripherals 3.9%

Apple, Inc.	286,371	56,678,548

Hewlett Packard Enterprise Co.	87,846	1,313,298

HP, Inc.	98,797	2,053,990

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)

NetApp, Inc.	16,166	997,442

Seagate Technology PLC	16,530	778,893

Western Digital Corp.	19,134	909,822

Xerox Corp.	12,682	449,070

		63,181,063

Materials 2.7%

Chemicals 2.0%

Air Products & Chemicals, Inc.	14,429	3,266,293

Albemarle Corp.	6,780	477,380

Celanese Corp.	8,252	889,566

CF Industries Holdings, Inc.	14,459	675,380

Corteva, Inc.*	48,988	1,448,575

Dow, Inc.	49,099	2,421,072

DuPont de Nemours, Inc.	49,074	3,683,985

Eastman Chemical Co.	9,134	710,899

Ecolab, Inc.	16,627	3,282,835

FMC Corp.	8,648	717,352

International Flavors & Fragrances, Inc.	6,688	970,362

Linde PLC	35,563	7,141,050

LyondellBasell Industries NV “A”	19,910	1,714,848

PPG Industries, Inc.	15,419	1,799,551

The Mosaic Co.	23,409	585,927

The Sherwin-Williams Co.	5,327	2,441,311

		32,226,386

Construction Materials 0.1%

Martin Marietta Materials, Inc.	4,098	942,991

Vulcan Materials Co.	8,744	1,200,638

		2,143,629

Containers & Packaging 0.4%

Amcor PLC*	105,489	1,212,069

Avery Dennison Corp.	5,550	642,024

Ball Corp.	21,909	1,533,411

International Paper Co.	26,069	1,129,309

Packaging Corp. of America	6,165	587,648

Sealed Air Corp.	9,972	426,602

WestRock Co.	16,966	618,750

		6,149,813

Metals & Mining 0.2%

Freeport-McMoRan, Inc.	94,489	1,097,017

Newmont Goldcorp Corp.	53,561	2,060,492

Nucor Corp.	19,781	1,089,933

		4,247,442

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Real Estate 3.0%

Equity Real Estate Investment Trusts (REITs) 2.9%

Alexandria Real Estate Equities, Inc.	7,324	1,033,343

American Tower Corp.	28,975	5,923,939

Apartment Investment & Management Co. “A”	9,778	490,073

AvalonBay Communities, Inc.	9,136	1,856,252

Boston Properties, Inc.	10,047	1,296,063

Crown Castle International Corp.	27,262	3,553,602

Digital Realty Trust, Inc.	13,615	1,603,711

Duke Realty Corp.	23,192	733,099

Equinix, Inc.	5,530	2,788,724

Equity Residential	24,329	1,847,058

Essex Property Trust, Inc.	4,293	1,253,256

Extra Space Storage, Inc.	8,273	877,765

Federal Realty Investment Trust	4,884	628,864

HCP, Inc.	31,447	1,005,675

Host Hotels & Resorts, Inc.	48,558	884,727

Iron Mountain, Inc.	18,566	581,116

Kimco Realty Corp.	27,605	510,140

Mid-America Apartment Communities, Inc.	7,492	882,258

Prologis, Inc.	41,387	3,315,099

Public Storage	9,843	2,344,307

Realty Income Corp.	20,693	1,427,196

Regency Centers Corp.	11,054	737,744

SBA Communications Corp.*	7,384	1,660,219

Simon Property Group, Inc.	20,270	3,238,335

SL Green Realty Corp.	5,558	446,696

The Macerich Co.	6,934	232,220

UDR, Inc.	18,625	836,076

Ventas, Inc.	24,245	1,657,146

Vornado Realty Trust	11,270	722,407

Welltower, Inc.	26,578	2,166,904

Weyerhaeuser Co.	48,622	1,280,703

		47,814,717

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	20,438	1,048,470

Utilities 3.3%

Electric Utilities 2.0%

Alliant Energy Corp.	15,403	755,979

American Electric Power Co., Inc.	32,352	2,847,300

Duke Energy Corp.	47,698	4,208,871

Edison International	21,357	1,439,675

Entergy Corp.	12,359	1,272,112

Evergy, Inc.	16,002	962,520

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)

Eversource Energy	21,206	1,606,567

Exelon Corp.	63,644	3,051,093

FirstEnergy Corp.	32,876	1,407,422

NextEra Energy, Inc.	31,379	6,428,302

Pinnacle West Capital Corp.	7,365	692,973

PPL Corp.	47,572	1,475,208

Southern Co.	68,204	3,770,317

Xcel Energy, Inc.	33,621	2,000,113

		31,918,452

Gas Utilities 0.0%
Atmos Energy Corp.	7,629	805,317

Independent Power & Renewable Electricity Producers 0.1%

AES Corp.	44,068	738,580

NRG Energy, Inc.	17,497	614,495

		1,353,075

Multi-Utilities 1.1%

Ameren Corp.	16,014	1,202,812

CenterPoint Energy, Inc.	33,201	950,545

CMS Energy Corp.	18,688	1,082,222

Consolidated Edison, Inc.	21,354	1,872,319

Dominion Energy, Inc	52,573	4,064,944

DTE Energy Co.	11,998	1,534,304

NiSource, Inc.	24,802	714,298

Public Service Enterprise Group, Inc.	32,980	1,939,884

Sempra Energy	17,985	2,471,858

WEC Energy Group, Inc.	20,539	1,712,336

		17,545,522

Water Utilities 0.1%
American Water Works Co., Inc.	11,824	1,371,584
Total Common Stocks (Cost $542,944,380)		1,600,896,804

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.42%**, 7/18/2019 (b) (Cost $2,212,469)	2,215,000	2,212,854

	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (c) (d) (Cost $956,280)	956,280	956,280

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.40% (c) (Cost $26,730,441)	26,730,441	26,730,441

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $572,843,570)	100.0	1,630,796,379
Other Assets and Liabilities, Net	(0.0)	(433,360)

Net Assets	100.0	1,630,363,019

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (c) (d)
1,382,030	—	425,750(e)	—	—	19,820	—	956,280	956,280
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.40% (c)
37,277,171	78,099,371	88,646,101	—	—	194,834	—	26,730,441	26,730,441
38,659,201	78,099,371	89,071,851	—	—	214,654	—	27,686,721	27,686,721

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $944,632, which is 0.1% of net assets.

(b)	At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	9/20/2019	201	29,541,591	29,589,210	(47,619)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,600,896,804	$—	$—	$1,600,896,804
Government & Agency Obligations	—	2,212,854	—	2,212,854
Short-Term Investments (f)	27,686,721	—	—	27,686,721
Total	$1,628,583,525	$2,212,854	$—	$1,630,796,379

Liabilities
Derivatives (g)
Futures Contracts	$(47,619)	$—	$—	$(47,619)
Total	$(47,619)	$—	$—	$(47,619)

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $545,156,849) — including $944,632 of securities loaned	$1,603,109,658
Investment in DWS Government & Agency Securities Portfolio (cost $956,280)*	956,280
Investment in DWS Central Cash Management Government Fund (cost $26,730,441)	26,730,441
Cash	12,457
Dividends receivable	1,328,772
Interest receivable	22,369
Receivable for variation margin on futures contracts	137,771
Other assets	20,298
Total assets	1,632,318,046

Liabilities
Payable upon return of securities loaned	956,280
Payable for investments purchased	793,586
Accrued management fee	65,858
Accrued Trustees’ fees	17,783
Other accrued expenses and payables	121,520
Total liabilities	1,955,027
Net assets, at value	$1,630,363,019

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $54,630)	$15,923,812
Interest	26,762
Income distributions — DWS Central Cash Management Government Fund	194,834
Securities lending income, net of borrower rebates	19,820
Total income	16,165,228
Expenses:

Management fee	390,582
Administration fee	234,349
Custodian fee	14,714
Professional fees	71,593
Reports to shareholders	8,830
Trustees’ fees and expenses	38,456
Insurance expense	19,550
Other	28,255
Total expenses	806,329
Net investment income (loss)	15,358,899

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	37,876,042
Futures	3,095,370
40,971,412
Change in net unrealized appreciation (depreciation) on:

Investments	205,757,481
Futures	(669,828)
205,087,653
Net gain (loss)	246,059,065
Net increase (decrease) in net assets resulting from operations	$261,417,964

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:

Net investment income (loss)	$15,358,899	$32,066,804
Net realized gain (loss)	40,971,412	177,436,948
Change in net unrealized appreciation (depreciation)	205,087,653	(264,328,120)
Net increase (decrease) in net assets resulting from operations	261,417,964	(54,824,368)
Capital transactions in shares of beneficial interest:

Proceeds from capital invested	19,179,485	36,356,142
Value of capital withdrawn	(106,949,940)	(313,130,515)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(87,770,455)	(276,774,373)
Increase (decrease) in net assets	173,647,509	(331,598,741)
Net assets at beginning of period	1,456,715,510	1,788,314,251

Net assets at end of period	$1,630,363,019	$1,456,715,510

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,630		1,457	1,788	1,689	1,765	1,904
Ratio of expenses (%)	.10	*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.97	*	1.90	1.93	2.14	2.00	1.95
Portfolio turnover rate (%)	1	**	3	6	3	3	2
Total investment return (%)[a]	18.60	**	(4.09)[b]	21.62	11.75	1.33	13.50

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2019, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 62% and 38%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

Deutsche DWS Equity 500 Index Portfolio	|	43

quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

44	|	Deutsche DWS Equity 500 Index Portfolio

with the Portfolio consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $614,354,407. The net unrealized appreciation for all investments based on tax cost was $1,016,441,972. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,084,198,593 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $67,756,621.

Deutsche DWS Equity 500 Index Portfolio	|	45

The Portfolio has reviewed the tax positions for the open tax years as of June 30, 2019 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2019, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

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Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2019 is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,422,000 to $30,081,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2019 presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(47,619)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$3,095,370

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(669,828)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $12,901,544 and $71,553,605, respectively.

Deutsche DWS Equity 500 Index Portfolio	|	47

D. Related Parties

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $234,349, of which $39,515 is unpaid.

Filing Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2019, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,412, of which $907 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

48	|	Deutsche DWS Equity 500 Index Portfolio

fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2019.

Deutsche DWS Equity 500 Index Portfolio	|	49

Advisory Agreement Board Considerations and Fee Evaluation

DWS Equity 500 Index Fund (the “Fund”), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2018. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

50	|	DWS Equity 500 Index Fund

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market

DWS Equity 500 Index Fund	|	51

index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS

52	|	DWS Equity 500 Index Fund

Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and

DWS Equity 500 Index Fund	|	53

to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

54	|	DWS Equity 500 Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). This Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Equity 500 Index Fund	|	55

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

56	|	DWS Equity 500 Index Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Equity 500 Index Fund	|	57

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

58	|	DWS Equity 500 Index Fund

Notes

Notes

Notes

Notes

Notes

DE500-3

(R-028288-8 8/19)

June 30, 2019

Semiannual Report

to Shareholders

DWS S&P 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS S&P 500 Index Fund
3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
21	Information About Your Fund’s Expenses

Deutsche DWS Equity 500 Index Portfolio
24	Investment Portfolio
41	Statement of Assets and Liabilities
42	Statement of Operations
43	Statements of Changes in Net Assets
44	Financial Highlights
45	Notes to Financial Statements
52	Advisory Agreement Board Considerations and Fee Evaluation
57	Account Management Resources
59	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS S&P 500 Index Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS S&P 500 Index Fund	|	3

Performance Summary	June 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/19
Unadjusted for Sales Charge	18.21%	10.25%	10.12%	14.04%
Adjusted for the Maximum Sales Charge (max 4.50% load)	12.89%	5.29%	9.11%	13.52%
S&P 500® Index†	18.54%	10.42%	10.71%	14.70%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/19
Unadjusted for Sales Charge	17.79%	9.45%	9.35%	13.24%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	16.79%	9.45%	9.35%	13.24%
S&P 500® Index†	18.54%	10.42%	10.71%	14.70%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 6/30/19
No Sales Charges		18.41%	10.57%	12.37%
S&P 500® Index†		18.54%	10.42%	12.32%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/19
No Sales Charges	18.40%	10.52%	10.42%	14.37%
S&P 500® Index†	18.54%	10.42%	10.71%	14.70%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.57%, 1.28%, 0.24% and 0.32% for Class A, Class C, Class R6 and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	|	DWS S&P 500 Index Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor’s,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund’s investment advisor.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S

Net Asset Value
6/30/19	$31.49	$31.42	$31.56	$31.56
12/31/18	$27.04	$26.98	$27.10	$27.09

Distribution Information as of 6/30/19
Income Dividends, Six Months	$.20	$.09	$.25	$.24
Capital Gain Distributions, Six Months	$.27	$.27	$.27	$.27

DWS S&P 500 Index Fund	|	5

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

—	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/19	12/31/18
Information Technology	21%	20%
Health Care	14%	16%
Financials	13%	13%
Communication Services	10%	10%
Consumer Discretionary	10%	10%
Industrials	9%	9%
Consumer Staples	7%	8%
Energy	5%	5%
Utilities	5%	3%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

6	|	DWS S&P 500 Index Fund

Ten Largest Equity Holdings at June 30, 2019 (22.4% of Net Assets)
1	Microsoft Corp.	4.1%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	3.5%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3	Amazon.com, Inc.	3.1%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	2.6%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
5	Facebook, Inc.	1.9%
	Operates a social networking web site
6	Berkshire Hathaway, Inc.	1.7%
	Holding company of insurance business and a variety of other businesses
7	Johnson & Johnson	1.5%
	Provider of health care products
8	JPMorgan Chase & Co.	1.5%
	Provider of global financial services
9	Exxon Mobil Corp.	1.3%
	Explorer and producer of oil and gas
10	Visa, Inc.	1.2%
	Operates a retail electronic payments network and manages global financial services

Portfolio holdings and characteristics are subject to change.

DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2019 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.

For more complete details about the Portfolio’s investment portfolio, see page 24. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 57 for contact information.

DWS S&P 500 Index Fund	|	7

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,005,938,729
Receivable for Fund shares sold	2,240,581
Other assets	34,273
Total assets	1,008,213,583

Liabilities
Payable for Fund shares redeemed	3,030,066
Accrued Trustees’ fees	1,297
Other accrued expenses and payables	456,743
Total liabilities	3,488,106
Net assets, at value	$1,004,725,477

Net Assets Consist of
Distributable earnings (loss)	659,214,318
Paid-in capital	345,511,159
Net assets, at value	$1,004,725,477

Net Asset Value
Class A

Net Asset Value and redemption price per share ($184,940,267 ÷ 5,873,036 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.49

Maximum offering price per share (100 ÷ 95.50 of $31.49)	$32.97
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($81,001,958 ÷ 2,578,272 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.42
Class R6

Net Asset Value, offering and redemption price per share ($8,289,097 ÷ 262,629 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.56
Class S

Net Asset Value, offering and redemption price per share ($730,494,155 ÷ 23,148,979 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.56

The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:

Dividends (net of foreign taxes withheld of $33,606)	$9,790,920
Interest	16,457
Income distributions — DWS Central Cash Management Government Fund	119,841
Securities lending income, net of borrower rebates	12,201
Expenses	(495,834)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	9,443,585
Expenses:

Administration fee	479,972
Services to shareholders	510,397
Distribution and service fees	601,199
Professional fees	26,608
Reports to shareholders	36,849
Registration fees	29,204
Trustees’ fees and expenses	2,897
Other	6,872
Total expenses before expense reductions	1,693,998
Expense reductions	(46,716)
Total expenses after expense reductions	1,647,282
Net investment income (loss)	7,796,303

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	23,311,201
Futures	1,903,100
25,214,301
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	126,286,075
Futures	(413,434)
125,872,641
Net gain (loss)	151,086,942
Net increase (decrease) in net assets resulting from operations	$158,883,245

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Operations:

Net investment income (loss)	$7,796,303	$15,547,085
Net realized gain (loss)	25,214,301	105,217,038
Change in net unrealized appreciation (depreciation)	125,872,641	(158,559,244)
Net increase (decrease) in net assets resulting from operations	158,883,245	(37,795,121)
Distributions to shareholders:

Class A	(2,790,986)	(12,369,728)
Class C	(917,554)	(4,757,452)
Class R6	(135,466)	(701,638)
Class S	(11,678,358)	(49,116,261)
Total distributions	(15,522,364)	(66,945,079)
Fund share transactions:

Proceeds from shares sold	36,435,196	96,400,855
Reinvestment of distributions	14,566,516	62,779,041
Payments for shares redeemed	(67,795,999)	(188,692,212)
Net increase (decrease) in net assets from Fund share transactions	(16,794,287)	(29,512,316)
Increase (decrease) in net assets	126,566,594	(134,252,516)
Net assets at beginning of period	878,158,883	1,012,411,399
Net assets at end of period	$1,004,725,477	$878,158,883

The accompanying notes are an integral part of the financial statements.

10	|	DWS S&P 500 Index Fund

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$27.04		$30.50	$26.69	$25.20	$25.99	$24.50
Income (loss) from investment operations:

Net investment income[a]	.22		.45	.42	.42	.38	.36
Net realized and unrealized gain (loss)	4.70		(1.79)[d]	5.16	2.39	(.17)	2.73
Total from investment operations	4.92		(1.34)	5.58	2.81	.21	3.09
Less distributions from:

Net investment income	(.20)		(.40)	(.43)	(.42)	(.27)	(.38)
Net realized gains	(.27)		(1.72)	(1.34)	(.90)	(.73)	(1.22)
Total distributions	(.47)		(2.12)	(1.77)	(1.32)	(1.00)	(1.60)
Net asset value, end of period	$31.49		$27.04	$30.50	$26.69	$25.20	$25.99
Total Return (%)[b]	18.21	c**	(4.55)[d]	21.09	11.18 [c]	.82	12.91 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	185		166	199	192	219	233
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.58	*	.57	.59	.61	.64	.65
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.57	*	.57	.59	.61	.64	.65
Ratio of net investment income (%)	1.50	*	1.44	1.45	1.63	1.47	1.40
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	3	3	2

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	11

	Six Months Ended 6/30/19		Years Ended December 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$26.98		$30.43	$26.64	$25.15	$25.95	$24.47
Income (loss) from investment operations:

Net investment income[a]	.11		.22	.21	.24	.21	.18
Net realized and unrealized gain (loss)	4.69		(1.77)[c]	5.14	2.38	(.18)	2.73
Total from investment operations	4.80		(1.55)	5.35	2.62	.03	2.91
Less distributions from:

Net investment income	(.09)		(.18)	(.22)	(.23)	(.10)	(.21)
Net realized gains	(.27)		(1.72)	(1.34)	(.90)	(.73)	(1.22)
Total distributions	(.36)		(1.90)	(1.56)	(1.13)	(.83)	(1.43)
Net asset value, end of period	$31.42		$26.98	$30.43	$26.64	$25.15	$25.95
Total Return (%)[b]	17.79	**	(5.22)[c]	20.20	10.44	.10	12.13

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81		70	92	69	58	51
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.32	*	1.28	1.30	1.31	1.32	1.33
Ratio of net investment income (%)	.75	*	.72	.74	.93	.79	.72
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	3	3	2

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

12	|	DWS S&P 500 Index Fund

	Six Months Ended 6/30/19		Year Ended	Period Ended
Class R6	(Unaudited)		12/31/18	12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$27.10		$30.55	$28.24
Income (loss) from investment operations:

Net investment income[b]	.27		.58	.38
Net realized and unrealized gain	4.71		(1.81)[e]	3.68
Total from investment operations	4.98		(1.23)	4.06
Less distributions from:

Net investment income	(.25)		(.50)	(.41)
Net realized gains	(.27)		(1.72)	(1.34)
Total distributions	(.52)		(2.22)	(1.75)
Net asset value, end of period	$31.56		$27.10	$30.55
Total Return (%)	18.41	**	(4.22)[e]	14.53	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		11	.05
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	*	.24	.40	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	*	.24	.35	*
Ratio of net investment income (%)	1.82	*	1.83	1.67	*
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

[e]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	13

	Six Months Ended 6/30/19		Years Ended December 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$27.09		$30.56	$26.75	$25.25	$26.05	$24.56
Income (loss) from investment operations:

Net investment income[a]	.26		.53	.49	.49	.46	.44
Net realized and unrealized gain (loss)	4.72		(1.80)[b]	5.17	2.40	(.18)	2.73
Total from investment operations	4.98		(1.27)	5.66	2.89	.28	3.17
Less distributions from:

Net investment income	(.24)		(.48)	(.51)	(.49)	(.35)	(.46)
Net realized gains	(.27)		(1.72)	(1.34)	(.90)	(.73)	(1.22)
Total distributions	(.51)		(2.20)	(1.85)	(1.39)	(1.08)	(1.68)
Net asset value, end of period	$31.56		$27.09	$30.56	$26.75	$25.25	$26.05
Total Return (%)	18.40	c**	(4.33)[b]	21.38	11.52	1.09	13.25

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	730		632	722	635	615	651
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.33	*	.32	.34	.33	.34	.34
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.32	*	.32	.34	.33	.34	.34
Ratio of net investment income (%)	1.75	*	1.69	1.70	1.90	1.76	1.70
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	6	3	3	2

[a]	Based on average shares outstanding during the period.

[b]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

14	|	DWS S&P 500 Index Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS S&P 500 Index Fund (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2019, the Fund owned approximately 62% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may

DWS S&P 500 Index Fund	|	15

result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss)

16	|	DWS S&P 500 Index Fund

on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period January 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding

DWS S&P 500 Index Fund	|	17

certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.57%
Class C	1.32%
Class R6	.32%
Class S	.32%

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$8,193
Class S	38,523
$46,716

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $479,972, of which $81,173 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$16,698	$5,447
Class C	2,217	465
Class R6	199	72
Class S	165,217	55,076
	$184,331	$61,060

In addition, for the six months ended June 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided

18	|	DWS S&P 500 Index Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$74,027
Class C	29,040
Class S	156,067
$259,134

Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), a subsidiary of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2019
Class C	$288,332	$49,041

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2019	Annualized Rate
Class A	$216,949	$72,854	.24%
Class C	95,918	32,275	.25%
	$312,867	$105,129

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended June 30, 2019 aggregated $6,170.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2019, the CDSC for Class C shares aggregated $6,556. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2019, DDl received $198 for Class A shares.

DWS S&P 500 Index Fund	|	19

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,676, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	386,120	$11,584,299	1,221,814	$37,455,439
Class C	200,409	5,973,465	370,977	11,513,683
Class R6	27,098	812,231	388,295	12,083,581
Class S	593,388	18,065,201	1,131,032	35,348,152
		$36,435,196		$96,400,855

Shares issued to shareholders in reinvestment of distributions
Class A	82,003	$2,564,330	402,732	$11,291,397
Class C	28,547	894,122	166,132	4,612,453
Class R6	4,327	135,466	25,144	701,638
Class S	350,403	10,972,598	1,638,577	46,173,553
		$14,566,516		$62,779,041

Shares redeemed
Class A	(733,948)	$(22,236,301)	(2,001,472)	$(61,718,983)
Class C	(242,582)	(7,297,147)	(966,805)	(30,252,168)
Class R6	(158,958)	(4,522,203)	(24,998)	(796,784)
Class S	(1,110,505)	(33,740,348)	(3,068,411)	(95,924,277)
		$(67,795,999)		$(188,692,212)
	Shares	Dollars	Shares	Dollars

Net Increase (decrease)
Class A	(265,825)	$(8,087,672)	(376,926)	$(12,972,147)
Class C	(13,626)	(429,560)	(429,696)	(14,126,032)
Class R6	(127,533)	(3,574,506)	388,441	11,988,435
Class S	(166,714)	(4,702,549)	(298,802)	(14,402,572)
		$(16,794,287)		$(29,512,316)

20	|	DWS S&P 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six months period, the Fund limited these expense for Class A and Class S; had they not done so expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS S&P 500 Index Fund	|	21

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019 (Unaudited)

Actual Fund Return*	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,182.10	$1,177.90	$1,184.10	$1,184.00
Expenses Paid per $1,000**	$3.08	$7.13	$1.30	$1.73

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,021.97	$1,018.25	$1,023.60	$1,023.21
Expenses Paid per $1,000**	$2.86	$6.61	$1.20	$1.61

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S
DWS S&P 500 Index Fund	.57%	1.32%	.24%	.32%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

22	|	DWS S&P 500 Index Fund

(The following financial statements of the

Deutsche DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	23

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Communication Services 10.0%

Diversified Telecommunication Services 2.0%

AT&T, Inc.	478,078	16,020,394

CenturyLink, Inc.	63,470	746,407

Verizon Communications, Inc.	270,926	15,478,002

		32,244,803

Entertainment 2.0%

Activision Blizzard, Inc.	50,198	2,369,346

Electronic Arts, Inc.*	19,442	1,968,697

Netflix, Inc.*	28,646	10,522,249

Take-Two Interactive Software, Inc.*	7,474	848,523

Viacom, Inc. “B”	23,128	690,833

Walt Disney Co.	114,357	15,968,811

		32,368,459

Interactive Media & Services 4.6%

Alphabet, Inc. “A”*	19,618	21,242,371

Alphabet, Inc. “C”*	20,079	21,703,592

Facebook, Inc. “A”*	157,406	30,379,358

TripAdvisor, Inc.*	6,877	318,336

Twitter, Inc.*	47,768	1,667,103

		75,310,760

Media 1.4%

CBS Corp. “B”	23,078	1,151,592

Charter Communications, Inc. “A”*	11,268	4,452,888

Comcast Corp. “A”	296,698	12,544,392

Discovery, Inc. “C”*	23,286	662,487

Discovery, Inc. “A”*	10,392	319,034

DISH Network Corp. “A”*	14,901	572,347

Fox Corp. “A”	23,394	857,156

Fox Corp. “B”	10,837	395,876

Interpublic Group of Companies, Inc.	25,820	583,274

News Corp. “A”	25,299	341,284

News Corp. “B”	8,422	117,571

Omnicom Group, Inc.	14,417	1,181,473

		23,179,374

Consumer Discretionary 10.0%

Auto Components 0.1%

Aptiv PLC	16,964	1,371,200

BorgWarner, Inc.	13,410	562,952

		1,934,152

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 0.4%

Ford Motor Co.	256,938	2,628,476

General Motors Co.	86,402	3,329,069

Harley-Davidson, Inc.	10,331	370,160

		6,327,705

Distributors 0.1%

Genuine Parts Co.	9,673	1,001,929

LKQ Corp.*	20,506	545,665

		1,547,594

Diversified Consumer Services 0.0%
H&R Block, Inc.	13,181	386,203

Hotels, Restaurants & Leisure 1.9%

Carnival Corp.	26,425	1,230,084

Chipotle Mexican Grill, Inc.*	1,612	1,181,403

Darden Restaurants, Inc.	8,043	979,074

Hilton Worldwide Holdings, Inc.	19,053	1,862,240

Marriott International, Inc. “A”	18,096	2,538,688

McDonald’s Corp.	50,009	10,384,869

MGM Resorts International	33,831	966,552

Norwegian Cruise Line Holdings Ltd.*	14,084	755,325

Royal Caribbean Cruises Ltd.	11,254	1,364,097

Starbucks Corp.	79,310	6,648,557

Wynn Resorts Ltd.	6,394	792,792

Yum! Brands, Inc.	20,015	2,215,060

		30,918,741

Household Durables 0.3%

D.R. Horton, Inc.	22,502	970,511

Garmin Ltd.	8,063	643,427

Leggett & Platt, Inc.	8,592	329,675

Lennar Corp. “A”	18,678	905,136

Mohawk Industries, Inc.*	4,025	593,567

Newell Brands, Inc.	25,886	399,162

PulteGroup, Inc.	16,543	523,090

Whirlpool Corp.	4,063	578,409

		4,942,977

Internet & Direct Marketing Retail 3.7%

Amazon.com, Inc.*	27,094	51,306,011

Booking Holdings, Inc.*	2,836	5,316,678

eBay, Inc.	53,689	2,120,715

Expedia Group, Inc.	7,741	1,029,785

		59,773,189

Leisure Products 0.0%
Hasbro, Inc.	7,582	801,266

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Multiline Retail 0.5%

Dollar General Corp.	16,911	2,285,691

Dollar Tree, Inc.*	15,478	1,662,183

Kohl’s Corp.	10,584	503,269

Macy’s, Inc.	20,452	438,900

Nordstrom, Inc. (a)	7,113	226,620

Target Corp.	33,558	2,906,458

		8,023,121

Specialty Retail 2.3%

Advance Auto Parts, Inc.	4,767	734,785

AutoZone, Inc.*	1,606	1,765,749

Best Buy Co., Inc.	15,219	1,061,221

CarMax, Inc.*	10,887	945,318

Foot Locker, Inc.	7,341	307,735

Home Depot, Inc.	72,077	14,989,854

L Brands, Inc.	15,157	395,598

Lowe’s Companies, Inc.	51,288	5,175,472

O’Reilly Automotive, Inc.*	5,126	1,893,134

Ross Stores, Inc.	24,064	2,385,223

The Gap, Inc.	13,867	249,190

Tiffany & Co.	7,122	666,904

TJX Companies, Inc.	79,416	4,199,518

Tractor Supply Co.	7,861	855,277

Ulta Salon, Cosmetics & Fragrance, Inc.*	3,637	1,261,639

		36,886,617

Textiles, Apparel & Luxury Goods 0.7%

Capri Holdings Ltd.*	9,599	332,893

Hanesbrands, Inc.	23,714	408,355

NIKE, Inc. “B”	82,375	6,915,381

PVH Corp.	4,798	454,083

Ralph Lauren Corp.	3,492	396,656

Tapestry, Inc.	19,142	607,376

Under Armour, Inc. “A”*	12,016	304,606

Under Armour, Inc. “C”*	12,584	279,365

VF Corp.	21,416	1,870,687

		11,569,402

Consumer Staples 7.1%

Beverages 1.8%

Brown-Forman Corp. “B”	10,780	597,535

Coca-Cola Co.	251,577	12,810,301

Constellation Brands, Inc. “A”	10,961	2,158,659

Molson Coors Brewing Co. “B”	12,440	696,640

Monster Beverage Corp.*	25,517	1,628,750

PepsiCo, Inc.	91,850	12,044,291

		29,936,176

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	28,817	7,615,180

Kroger Co.	52,642	1,142,858

Sysco Corp.	30,862	2,182,561

Walgreens Boots Alliance, Inc.	50,941	2,784,944

Walmart, Inc.	91,648	10,126,188

		23,851,731

Food Products 1.1%

Archer-Daniels-Midland Co.	36,414	1,485,691

Campbell Soup Co.	12,362	495,345

Conagra Brands, Inc.	31,815	843,734

General Mills, Inc.	39,374	2,067,922

Hormel Foods Corp. (a)	18,011	730,166

Kellogg Co.	16,289	872,602

Kraft Heinz Co.	41,063	1,274,596

Lamb Weston Holdings, Inc.	9,641	610,854

McCormick & Co., Inc.	8,003	1,240,545

Mondelez International, Inc. “A”	94,350	5,085,465

The Hershey Co.	9,126	1,223,158

The JM Smucker Co.	7,428	855,631

Tyson Foods, Inc. “A”	19,316	1,559,574

		18,345,283

Household Products 1.7%

Church & Dwight Co., Inc.	16,263	1,188,175

Clorox Co.	8,341	1,277,090

Colgate-Palmolive Co.	56,227	4,029,789

Kimberly-Clark Corp.	22,517	3,001,066

Procter & Gamble Co.	164,304	18,015,933

		27,512,053

Personal Products 0.2%

Coty, Inc. “A”	19,939	267,183

Estee Lauder Companies, Inc. “A”	14,365	2,630,375

		2,897,558

Tobacco 0.8%

Altria Group, Inc.	122,566	5,803,500

Philip Morris International, Inc.	101,922	8,003,935

		13,807,435

Energy 5.0%

Energy Equipment & Services 0.5%

Baker Hughes a GE Co.	33,738	830,967

Halliburton Co.	56,810	1,291,860

Helmerich & Payne, Inc.	7,270	368,007

National Oilwell Varco, Inc.	25,832	574,245

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)

Schlumberger Ltd.	90,851	3,610,419

TechnipFMC PLC	27,081	702,481

		7,377,979

Oil, Gas & Consumable Fuels 4.5%

Anadarko Petroleum Corp.	32,893	2,320,930

Apache Corp.	24,241	702,262

Cabot Oil & Gas Corp.	28,035	643,684

Chevron Corp.	124,784	15,528,121

Cimarex Energy Co.	6,738	399,766

Concho Resources, Inc.	13,221	1,364,143

ConocoPhillips	74,026	4,515,586

Devon Energy Corp.	27,552	785,783

Diamondback Energy, Inc.	10,115	1,102,232

EOG Resources., Inc.	38,016	3,541,571

Exxon Mobil Corp.	277,164	21,239,077

Hess Corp.	16,613	1,056,088

HollyFrontier Corp.	10,494	485,662

Kinder Morgan, Inc.	127,444	2,661,031

Marathon Oil Corp.	52,756	749,663

Marathon Petroleum Corp.	43,408	2,425,639

Noble Energy, Inc.	31,571	707,190

Occidental Petroleum Corp.	48,996	2,463,519

ONEOK, Inc.	27,149	1,868,123

Phillips 66	27,356	2,558,880

Pioneer Natural Resources Co.	11,089	1,706,153

Valero Energy Corp.	27,333	2,339,978

Williams Companies, Inc.	79,338	2,224,637

		73,389,718

Financials 12.9%

Banks 5.4%

Bank of America Corp.	579,392	16,802,368

BB&T Corp.	50,225	2,467,554

Citigroup, Inc.	151,536	10,612,066

Citizens Financial Group, Inc.	30,118	1,064,972

Comerica, Inc.	10,090	732,938

Fifth Third Bancorp.	47,740	1,331,946

First Republic Bank	10,772	1,051,886

Huntington Bancshares, Inc.	67,864	937,880

JPMorgan Chase & Co.	212,544	23,762,419

KeyCorp	65,489	1,162,430

M&T Bank Corp.	8,969	1,525,358

People’s United Financial, Inc.	26,089	437,773

PNC Financial Services Group, Inc.	29,599	4,063,351

Regions Financial Corp.	65,706	981,648

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

SunTrust Banks, Inc.	28,911	1,817,056

SVB Financial Group*	3,450	774,836

U.S. Bancorp.	98,080	5,139,392

Wells Fargo & Co.	265,021	12,540,794

Zions Bancorp. NA	12,199	560,910

		87,767,577

Capital Markets 2.6%

Affiliated Managers Group, Inc.	3,279	302,127

Ameriprise Financial, Inc.	8,784	1,275,085

Bank of New York Mellon Corp.	57,679	2,546,528

BlackRock, Inc.	7,797	3,659,132

Cboe Global Markets, Inc.	7,321	758,675

Charles Schwab Corp.	77,863	3,129,314

CME Group, Inc.	23,450	4,551,879

E*TRADE Financial Corp.	16,110	718,506

Franklin Resources., Inc.	19,057	663,184

Intercontinental Exchange, Inc.	36,939	3,174,538

Invesco Ltd.	25,825	528,379

MarketAxess Holdings, Inc.	2,469	793,586

Moody’s Corp.	10,815	2,112,278

Morgan Stanley	83,805	3,671,497

MSCI, Inc.	5,596	1,336,269

Nasdaq, Inc.	7,546	725,699

Northern Trust Corp.	14,371	1,293,390

Raymond James Financial, Inc.	8,382	708,698

S&P Global, Inc.	16,128	3,673,797

State Street Corp.	24,471	1,371,844

T. Rowe Price Group, Inc.	15,432	1,693,045

The Goldman Sachs Group., Inc.	22,298	4,562,171

		43,249,621

Consumer Finance 0.7%

American Express Co.	44,879	5,539,864

Capital One Financial Corp.	30,705	2,786,171

Discover Financial Services	21,264	1,649,874

Synchrony Financial	41,591	1,441,960

		11,417,869

Diversified Financial Services 1.7%

Berkshire Hathaway, Inc. “B”*	126,948	27,061,505

Jefferies Financial Group, Inc.	16,594	319,103

		27,380,608

Insurance 2.5%

Aflac, Inc.	48,832	2,676,482

Allstate Corp.	21,763	2,213,079

American International Group, Inc.	56,988	3,036,321

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)

Aon PLC	15,760	3,041,365

Arthur J. Gallagher & Co.	12,096	1,059,489

Assurant, Inc.	4,102	436,371

Chubb Ltd.	29,994	4,417,816

Cincinnati Financial Corp.	9,921	1,028,510

Everest Re Group Ltd.	2,633	650,825

Hartford Financial Services Group, Inc.	23,638	1,317,109

Lincoln National Corp.	13,187	849,902

Loews Corp.	17,603	962,356

Marsh & McLennan Companies, Inc.	33,492	3,340,827

MetLife, Inc.	62,283	3,093,596

Principal Financial Group, Inc.	16,942	981,281

Progressive Corp.	38,260	3,058,122

Prudential Financial, Inc.	26,613	2,687,913

The Travelers Companies, Inc.	17,159	2,565,614

Torchmark Corp.	6,753	604,123

Unum Group	14,087	472,619

Willis Towers Watson PLC	8,435	1,615,640

		40,109,360

Health Care 13.9%

Biotechnology 2.1%

AbbVie, Inc.	96,867	7,044,168

Alexion Pharmaceuticals, Inc.*	14,703	1,925,799

Amgen, Inc.	39,976	7,366,777

Biogen., Inc.*	12,711	2,972,722

Celgene Corp.*	46,220	4,272,577

Gilead Sciences, Inc.	83,338	5,630,315

Incyte Corp.*	11,529	979,504

Regeneron Pharmaceuticals, Inc.*	5,119	1,602,247

Vertex Pharmaceuticals, Inc.*	16,792	3,079,317

		34,873,426

Health Care Equipment & Supplies 3.5%

Abbott Laboratories	115,570	9,719,437

ABIOMED, Inc.*	2,973	774,437

Align Technology, Inc.*	4,771	1,305,823

Baxter International, Inc.	31,077	2,545,206

Becton, Dickinson & Co.	17,671	4,453,269

Boston Scientific Corp.*	91,107	3,915,779

Danaher Corp.	41,270	5,898,308

DENTSPLY SIRONA, Inc.	15,524	905,981

Edwards Lifesciences Corp.*	13,661	2,523,733

Hologic, Inc.*	17,416	836,316

IDEXX Laboratories, Inc.*	5,660	1,558,368

Intuitive Surgical, Inc.*	7,548	3,959,303

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Medtronic PLC	87,824	8,553,179

ResMed, Inc.	9,395	1,146,472

Stryker Corp.	20,287	4,170,601

Teleflex, Inc.	3,019	999,742

The Cooper Companies, Inc.	3,250	1,094,893

Varian Medical Systems, Inc.*	6,030	820,864

Zimmer Biomet Holdings, Inc.	13,416	1,579,600

		56,761,311

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.	10,279	876,388

Anthem, Inc.	16,850	4,755,238

Cardinal Health, Inc.	19,630	924,573

Centene Corp.*	27,078	1,419,970

Cigna Corp.	24,862	3,917,008

CVS Health Corp.	85,112	4,637,753

DaVita, Inc.*	8,399	472,528

HCA Healthcare, Inc.	17,497	2,365,069

Henry Schein, Inc.*	9,620	672,438

Humana, Inc.	8,848	2,347,374

Laboratory Corp. of America Holdings*	6,455	1,116,069

McKesson Corp.	12,448	1,672,887

Quest Diagnostics, Inc.	8,769	892,772

UnitedHealth Group, Inc.	62,261	15,192,307

Universal Health Services, Inc. “B”	5,368	699,934

WellCare Health Plans, Inc.*	3,304	941,871

		42,904,179

Health Care Technology 0.1%
Cerner Corp.	21,286	1,560,264

Life Sciences Tools & Services 1.1%

Agilent Technologies, Inc.	20,694	1,545,221

Illumina, Inc.*	9,633	3,546,389

IQVIA Holdings, Inc.*	10,283	1,654,535

Mettler-Toledo International, Inc.*	1,639	1,376,760

PerkinElmer, Inc.	7,193	692,973

Thermo Fisher Scientific, Inc.	26,209	7,697,059

Waters Corp.*	4,557	980,849

		17,493,786

Pharmaceuticals 4.5%

Allergan PLC	20,187	3,379,909

Bristol-Myers Squibb Co.	107,170	4,860,160

Eli Lilly & Co.	56,605	6,271,268

Johnson & Johnson	173,941	24,226,503

Merck & Co., Inc.	168,668	14,142,812

Mylan NV*	34,069	648,674

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)

Nektar Therapeutics*	11,368	404,473

Perrigo Co. PLC	8,236	392,198

Pfizer, Inc.	363,713	15,756,047

Zoetis, Inc.	31,363	3,559,387

		73,641,431

Industrials 9.2%

Aerospace & Defense 2.5%

Arconic, Inc.	25,744	664,710

Boeing Co.	34,282	12,478,991

General Dynamics Corp.	17,808	3,237,850

Huntington Ingalls Industries, Inc.	2,705	607,922

L3 Technologies, Inc.	5,175	1,268,755

L3Harris Technologies, Inc.	7,744	1,464,623

Lockheed Martin Corp.	16,113	5,857,720

Northrop Grumman Corp.	11,130	3,596,214

Raytheon Co.	18,261	3,175,223

Textron, Inc.	15,485	821,324

TransDigm Group, Inc.*	3,193	1,544,773

United Technologies Corp.	53,154	6,920,651

		41,638,756

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide, Inc.	9,077	765,645

Expeditors International of Washington, Inc.	11,390	864,045

FedEx Corp.	15,700	2,577,783

United Parcel Service, Inc. “B”	45,680	4,717,374

		8,924,847

Airlines 0.4%

Alaska Air Group, Inc.	8,202	524,190

American Airlines Group, Inc.	25,944	846,034

Delta Air Lines, Inc.	38,999	2,213,193

Southwest Airlines Co.	32,001	1,625,011

United Continental Holdings, Inc.*	14,469	1,266,761

		6,475,189

Building Products 0.3%

A.O. Smith Corp.	9,057	427,128

Allegion PLC	6,151	679,993

Fortune Brands Home & Security, Inc.	9,262	529,138

Johnson Controls International PLC	52,125	2,153,284

Masco Corp.	19,398	761,177

		4,550,720

Commercial Services & Supplies 0.4%

Cintas Corp.	5,601	1,329,061

Copart, Inc.*	13,333	996,509

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Republic Services, Inc.	14,047	1,217,032

Rollins, Inc.	9,646	346,002

Waste Management, Inc.	25,597	2,953,126

		6,841,730

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	7,405	624,908

Quanta Services, Inc.	9,548	364,638

		989,546

Electrical Equipment 0.5%

AMETEK, Inc.	15,043	1,366,506

Eaton Corp. PLC	27,705	2,307,273

Emerson Electric Co.	40,256	2,685,880

Rockwell Automation, Inc.	7,754	1,270,338

		7,629,997

Industrial Conglomerates 1.4%

3M Co.	37,775	6,547,918

General Electric Co.	571,359	5,999,270

Honeywell International, Inc.	47,690	8,326,197

Roper Technologies, Inc.	6,809	2,493,864

		23,367,249

Machinery 1.6%

Caterpillar, Inc.	37,481	5,108,285

Cummins, Inc.	9,459	1,620,705

Deere & Co.	20,776	3,442,791

Dover Corp.	9,418	943,684

Flowserve Corp.	8,627	454,557

Fortive Corp.	19,340	1,576,597

Illinois Tool Works, Inc.	19,652	2,963,718

Ingersoll-Rand PLC	15,787	1,999,739

PACCAR, Inc.	22,716	1,627,829

Parker-Hannifin Corp.	8,425	1,432,334

Pentair PLC	10,620	395,064

Snap-on, Inc.	3,603	596,801

Stanley Black & Decker, Inc.	9,980	1,443,208

Wabtec Corp.	10,444	749,461

Xylem, Inc.	11,775	984,861

		25,339,634

Professional Services 0.3%

Equifax, Inc.	7,903	1,068,802

IHS Markit Ltd.*	23,743	1,512,904

Nielsen Holdings PLC	22,858	516,591

Robert Half International, Inc.	7,561	431,052

Verisk Analytics, Inc.	10,698	1,566,829

		5,096,178

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Road & Rail 1.0%

CSX Corp.	50,358	3,896,198

J.B. Hunt Transport Services, Inc.	5,681	519,300

Kansas City Southern	6,588	802,550

Norfolk Southern Corp.	17,423	3,472,927

Union Pacific Corp.	46,370	7,841,631

		16,532,606

Trading Companies & Distributors 0.2%

Fastenal Co.	37,247	1,213,880

United Rentals, Inc.*	5,089	674,954

W.W. Grainger, Inc.	2,912	781,086

		2,669,920

Information Technology 21.1%

Communications Equipment 1.2%

Arista Networks, Inc.*	3,479	903,218

Cisco Systems, Inc.	280,484	15,350,889

F5 Networks, Inc.*	3,835	558,491

Juniper Networks, Inc.	22,467	598,296

Motorola Solutions, Inc.	10,812	1,802,685

		19,213,579

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. “A”	19,580	1,878,505

Corning, Inc.	51,399	1,707,989

FLIR Systems, Inc.	9,059	490,092

IPG Photonics Corp.*	2,314	356,934

Keysight Technologies, Inc.*	12,379	1,111,758

TE Connectivity Ltd.	22,081	2,114,918

		7,660,196

IT Services 5.2%

Accenture PLC “A”	41,797	7,722,832

Akamai Technologies, Inc.*	10,645	853,090

Alliance Data Systems Corp.	2,873	402,594

Automatic Data Processing, Inc.	28,528	4,716,534

Broadridge Financial Solutions, Inc.	7,609	971,517

Cognizant Technology Solutions Corp. “A”	37,314	2,365,334

DXC Technology Co.	17,361	957,459

Fidelity National Information Services, Inc.	21,211	2,602,165

Fiserv, Inc.*	25,697	2,342,539

FleetCor Technologies, Inc.*	5,606	1,574,445

Gartner, Inc.*	5,905	950,351

Global Payments, Inc.	10,255	1,642,133

International Business Machines Corp.	58,100	8,011,990

Jack Henry & Associates, Inc.	5,087	681,251

MasterCard, Inc. “A”	58,891	15,578,436

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Paychex, Inc.	21,088	1,735,332

PayPal Holdings, Inc.*	76,986	8,811,818

Total System Services, Inc.	10,601	1,359,790

VeriSign, Inc.*	6,878	1,438,602

Visa, Inc. “A”	113,941	19,774,461

Western Union Co.	28,520	567,263

		85,059,936

Semiconductors & Semiconductor Equipment 3.7%

Advanced Micro Devices, Inc.*	58,007	1,761,673

Analog Devices, Inc.	24,231	2,734,953

Applied Materials, Inc.	61,370	2,756,127

Broadcom, Inc.	25,936	7,465,937

Intel Corp.	293,328	14,041,611

KLA-Tencor Corp.	10,604	1,253,393

Lam Research Corp.	9,830	1,846,467

Maxim Integrated Products, Inc.	17,685	1,057,917

Microchip Technology, Inc.	15,628	1,354,948

Micron Technology, Inc.*	72,566	2,800,322

NVIDIA Corp.	39,905	6,553,598

Qorvo, Inc.*	7,712	513,696

QUALCOMM., Inc.	79,651	6,059,051

Skyworks Solutions, Inc.	11,321	874,774

Texas Instruments, Inc.	61,492	7,056,822

Xilinx, Inc.	16,643	1,962,542

		60,093,831

Software 6.6%

Adobe, Inc.*	31,975	9,421,434

ANSYS, Inc.*	5,499	1,126,305

Autodesk, Inc.*	14,316	2,332,076

Cadence Design Systems, Inc.*	18,421	1,304,391

Citrix Systems, Inc.	8,118	796,700

Fortinet, Inc.*	9,382	720,819

Intuit, Inc.	16,990	4,439,997

Microsoft Corp.	502,035	67,252,609

Oracle Corp.	158,992	9,057,774

Red Hat, Inc.*	11,645	2,186,465

salesforce.com, Inc.*	50,890	7,721,540

Symantec Corp.	40,542	882,194

Synopsys, Inc.*	9,895	1,273,388

		108,515,692

Technology Hardware, Storage & Peripherals 3.9%

Apple, Inc.	286,371	56,678,548

Hewlett Packard Enterprise Co.	87,846	1,313,298

HP, Inc.	98,797	2,053,990

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)

NetApp, Inc.	16,166	997,442

Seagate Technology PLC	16,530	778,893

Western Digital Corp.	19,134	909,822

Xerox Corp.	12,682	449,070

		63,181,063

Materials 2.7%

Chemicals 2.0%

Air Products & Chemicals, Inc.	14,429	3,266,293

Albemarle Corp.	6,780	477,380

Celanese Corp.	8,252	889,566

CF Industries Holdings, Inc.	14,459	675,380

Corteva, Inc.*	48,988	1,448,575

Dow, Inc.	49,099	2,421,072

DuPont de Nemours, Inc.	49,074	3,683,985

Eastman Chemical Co.	9,134	710,899

Ecolab, Inc.	16,627	3,282,835

FMC Corp.	8,648	717,352

International Flavors & Fragrances, Inc.	6,688	970,362

Linde PLC	35,563	7,141,050

LyondellBasell Industries NV “A”	19,910	1,714,848

PPG Industries, Inc.	15,419	1,799,551

The Mosaic Co.	23,409	585,927

The Sherwin-Williams Co.	5,327	2,441,311

		32,226,386

Construction Materials 0.1%

Martin Marietta Materials, Inc.	4,098	942,991

Vulcan Materials Co.	8,744	1,200,638

		2,143,629

Containers & Packaging 0.4%

Amcor PLC*	105,489	1,212,069

Avery Dennison Corp.	5,550	642,024

Ball Corp.	21,909	1,533,411

International Paper Co.	26,069	1,129,309

Packaging Corp. of America	6,165	587,648

Sealed Air Corp.	9,972	426,602

WestRock Co.	16,966	618,750

		6,149,813

Metals & Mining 0.2%

Freeport-McMoRan, Inc.	94,489	1,097,017

Newmont Goldcorp Corp.	53,561	2,060,492

Nucor Corp.	19,781	1,089,933

		4,247,442

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Real Estate 3.0%

Equity Real Estate Investment Trusts (REITs) 2.9%

Alexandria Real Estate Equities, Inc.	7,324	1,033,343

American Tower Corp.	28,975	5,923,939

Apartment Investment & Management Co. “A”	9,778	490,073

AvalonBay Communities, Inc.	9,136	1,856,252

Boston Properties, Inc.	10,047	1,296,063

Crown Castle International Corp.	27,262	3,553,602

Digital Realty Trust, Inc.	13,615	1,603,711

Duke Realty Corp.	23,192	733,099

Equinix, Inc.	5,530	2,788,724

Equity Residential	24,329	1,847,058

Essex Property Trust, Inc.	4,293	1,253,256

Extra Space Storage, Inc.	8,273	877,765

Federal Realty Investment Trust	4,884	628,864

HCP, Inc.	31,447	1,005,675

Host Hotels & Resorts, Inc.	48,558	884,727

Iron Mountain, Inc.	18,566	581,116

Kimco Realty Corp.	27,605	510,140

Mid-America Apartment Communities, Inc.	7,492	882,258

Prologis, Inc.	41,387	3,315,099

Public Storage	9,843	2,344,307

Realty Income Corp.	20,693	1,427,196

Regency Centers Corp.	11,054	737,744

SBA Communications Corp.*	7,384	1,660,219

Simon Property Group, Inc.	20,270	3,238,335

SL Green Realty Corp.	5,558	446,696

The Macerich Co.	6,934	232,220

UDR, Inc.	18,625	836,076

Ventas, Inc.	24,245	1,657,146

Vornado Realty Trust	11,270	722,407

Welltower, Inc.	26,578	2,166,904

Weyerhaeuser Co.	48,622	1,280,703

		47,814,717

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	20,438	1,048,470

Utilities 3.3%

Electric Utilities 2.0%

Alliant Energy Corp.	15,403	755,979

American Electric Power Co., Inc.	32,352	2,847,300

Duke Energy Corp.	47,698	4,208,871

Edison International	21,357	1,439,675

Entergy Corp.	12,359	1,272,112

Evergy, Inc.	16,002	962,520

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)

Eversource Energy	21,206	1,606,567

Exelon Corp.	63,644	3,051,093

FirstEnergy Corp.	32,876	1,407,422

NextEra Energy, Inc.	31,379	6,428,302

Pinnacle West Capital Corp.	7,365	692,973

PPL Corp.	47,572	1,475,208

Southern Co.	68,204	3,770,317

Xcel Energy, Inc.	33,621	2,000,113

		31,918,452

Gas Utilities 0.0%
Atmos Energy Corp.	7,629	805,317

Independent Power & Renewable Electricity Producers 0.1%

AES Corp.	44,068	738,580

NRG Energy, Inc.	17,497	614,495

		1,353,075

Multi-Utilities 1.1%

Ameren Corp.	16,014	1,202,812

CenterPoint Energy, Inc.	33,201	950,545

CMS Energy Corp.	18,688	1,082,222

Consolidated Edison, Inc.	21,354	1,872,319

Dominion Energy, Inc	52,573	4,064,944

DTE Energy Co.	11,998	1,534,304

NiSource, Inc.	24,802	714,298

Public Service Enterprise Group, Inc.	32,980	1,939,884

Sempra Energy	17,985	2,471,858

WEC Energy Group, Inc.	20,539	1,712,336

		17,545,522

Water Utilities 0.1%
American Water Works Co., Inc.	11,824	1,371,584
Total Common Stocks (Cost $542,944,380)		1,600,896,804

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.42%**, 7/18/2019 (b) (Cost $2,212,469)	2,215,000	2,212,854

	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (c) (d) (Cost $956,280)	956,280	956,280

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.40% (c) (Cost $26,730,441)	26,730,441	26,730,441

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $572,843,570)	100.0	1,630,796,379
Other Assets and Liabilities, Net	(0.0)	(433,360)

Net Assets	100.0	1,630,363,019

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (c) (d)
1,382,030	—	425,750(e)	—	—	19,820	—	956,280	956,280
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.40% (c)
37,277,171	78,099,371	88,646,101	—	—	194,834	—	26,730,441	26,730,441
38,659,201	78,099,371	89,071,851	—	—	214,654	—	27,686,721	27,686,721

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $944,632, which is 0.1% of net assets.

(b)	At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	9/20/2019	201	29,541,591	29,589,210	(47,619)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,600,896,804	$—	$—	$1,600,896,804
Government & Agency Obligations	—	2,212,854	—	2,212,854
Short-Term Investments (f)	27,686,721	—	—	27,686,721
Total	$1,628,583,525	$2,212,854	$—	$1,630,796,379

Liabilities
Derivatives (g)
Futures Contracts	$(47,619)	$—	$—	$(47,619)
Total	$(47,619)	$—	$—	$(47,619)

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $545,156,849) — including $944,632 of securities loaned	$1,603,109,658
Investment in DWS Government & Agency Securities Portfolio (cost $956,280)*	956,280
Investment in DWS Central Cash Management Government Fund (cost $26,730,441)	26,730,441
Cash	12,457
Dividends receivable	1,328,772
Interest receivable	22,369
Receivable for variation margin on futures contracts	137,771
Other assets	20,298
Total assets	1,632,318,046

Liabilities
Payable upon return of securities loaned	956,280
Payable for investments purchased	793,586
Accrued management fee	65,858
Accrued Trustees’ fees	17,783
Other accrued expenses and payables	121,520
Total liabilities	1,955,027
Net assets, at value	$1,630,363,019

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $54,630)	$15,923,812
Interest	26,762
Income distributions — DWS Central Cash Management Government Fund	194,834
Securities lending income, net of borrower rebates	19,820
Total income	16,165,228
Expenses:

Management fee	390,582
Administration fee	234,349
Custodian fee	14,714
Professional fees	71,593
Reports to shareholders	8,830
Trustees’ fees and expenses	38,456
Insurance expense	19,550
Other	28,255
Total expenses	806,329
Net investment income (loss)	15,358,899

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	37,876,042
Futures	3,095,370
40,971,412
Change in net unrealized appreciation (depreciation) on:

Investments	205,757,481
Futures	(669,828)
205,087,653
Net gain (loss)	246,059,065
Net increase (decrease) in net assets resulting from operations	$261,417,964

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:

Net investment income (loss)	$15,358,899	$32,066,804
Net realized gain (loss)	40,971,412	177,436,948
Change in net unrealized appreciation (depreciation)	205,087,653	(264,328,120)
Net increase (decrease) in net assets resulting from operations	261,417,964	(54,824,368)
Capital transactions in shares of beneficial interest:

Proceeds from capital invested	19,179,485	36,356,142
Value of capital withdrawn	(106,949,940)	(313,130,515)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(87,770,455)	(276,774,373)
Increase (decrease) in net assets	173,647,509	(331,598,741)
Net assets at beginning of period	1,456,715,510	1,788,314,251

Net assets at end of period	$1,630,363,019	$1,456,715,510

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,630		1,457	1,788	1,689	1,765	1,904
Ratio of expenses (%)	.10	*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.97	*	1.90	1.93	2.14	2.00	1.95
Portfolio turnover rate (%)	1	**	3	6	3	3	2
Total investment return (%)[a]	18.60	**	(4.09)[b]	21.62	11.75	1.33	13.50

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2019, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 62% and 38%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

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quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

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with the Portfolio consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $614,354,407. The net unrealized appreciation for all investments based on tax cost was $1,016,441,972. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,084,198,593 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $67,756,621.

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The Portfolio has reviewed the tax positions for the open tax years as of June 30, 2019 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2019, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

48	|	Deutsche DWS Equity 500 Index Portfolio

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2019 is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,422,000 to $30,081,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2019 presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(47,619)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$3,095,370

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(669,828)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $12,901,544 and $71,553,605, respectively.

Deutsche DWS Equity 500 Index Portfolio	|	49

D. Related Parties

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $234,349, of which $39,515 is unpaid.

Filing Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2019, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,412, of which $907 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

50	|	Deutsche DWS Equity 500 Index Portfolio

fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2019.

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Advisory Agreement Board Considerations and Fee Evaluation

DWS S&P 500 Index Fund (the “Fund”), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2018. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

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–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

DWS S&P 500 Index Fund	|	53

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be equal to the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts

54	|	DWS S&P 500 Index Fund

(including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”

DWS S&P 500 Index Fund	|	55

benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). This Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS S&P 500 Index Fund	|	57

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SXPRX
CUSIP Number	25159R 841
Fund Number	1621

58	|	DWS S&P 500 Index Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS S&P 500 Index Fund	|	59

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

60	|	DWS S&P 500 Index Fund

Notes

Notes

Notes

DSPF500IF-3

(R-028289-8 8/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within six months of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the six-month period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/5/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/5/2019